Marketable Securities and Securities Investments (Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 5,462,503	¥ 4,969,295
Held-to-maturity securities, Gross unrealized gains	2,049,180	835,874
Held-to-maturity securities, Gross unrealized losses		(103)
Held-to-maturity securities, Fair value	7,511,683	5,805,066
Marketable securities, Cost	7,289,953	6,778,470
Marketable securities, Gross unrealized gains	2,361,653	1,132,744
Marketable securities, Gross unrealized losses	(3,856)	(2,000)
Marketable securities, Fair value	9,647,750	7,909,214
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,782,698	1,735,764
Available-for-Sale, Gross unrealized gains	241,883	169,548
Available-for-Sale, Gross unrealized losses	(3,835)	(1,156)
Available-for-Sale, Fair value	2,020,746	1,904,156
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	44,752	73,411
Available-for-Sale, Gross unrealized gains	70,590	127,322
Available-for-Sale, Gross unrealized losses	(21)	(741)
Available-for-Sale, Fair value	115,321	199,992
JAPAN | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,136,478	1,074,900
Available-for-Sale, Gross unrealized gains	218,863	147,274
Available-for-Sale, Gross unrealized losses	(6)	(80)
Available-for-Sale, Fair value	1,355,335	1,222,094
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	4,480	4,996
Held-to-maturity securities, Gross unrealized gains	522	428
Held-to-maturity securities, Fair value	5,002	5,424
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	60,707	66,442
Available-for-Sale, Gross unrealized gains	86	465
Available-for-Sale, Gross unrealized losses	(254)	(16)
Available-for-Sale, Fair value	60,539	66,891
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	61,811	26,848
Held-to-maturity securities, Gross unrealized gains	17,382	4,501
Held-to-maturity securities, Fair value	79,193	31,349
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	132,739	108,109
Available-for-Sale, Gross unrealized gains	11,472	767
Available-for-Sale, Gross unrealized losses	(230)	(7)
Available-for-Sale, Fair value	143,981	108,869
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	42,934	32,682
Held-to-maturity securities, Gross unrealized gains	10,631	11,534
Held-to-maturity securities, Fair value	53,565	44,216
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	35,896	34,168
Available-for-Sale, Gross unrealized gains	5,724	7,397
Available-for-Sale, Gross unrealized losses	(160)	(111)
Available-for-Sale, Fair value	41,460	41,454
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	198	57,783
Held-to-maturity securities, Gross unrealized gains	24	25
Held-to-maturity securities, Fair value	222	57,808
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	415,994	452,145
Available-for-Sale, Gross unrealized gains	5,738	13,645
Available-for-Sale, Gross unrealized losses	(3,185)	(942)
Available-for-Sale, Fair value	418,547	464,848
Other | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	884
Available-for-Sale, Gross unrealized gains	0
Available-for-Sale, Fair value	884
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	5,353,080	4,846,986
Held-to-maturity securities, Gross unrealized gains	2,020,621	819,386
Held-to-maturity securities, Gross unrealized losses		(103)
Held-to-maturity securities, Fair value	¥ 7,373,701	¥ 5,666,269